Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2020
Other Accounts Receivable And Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 3:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2020	2019
	USD

Government authorities	$18	$14
Asset related to Univo transaction (see Note 5)	-	637
Prepaid expenses and others	$1,039	$3,732

	$1,057	$4,383